Financial risk management - Summary of Modification of Contractual Cash Flows Due to Rescheduled Loans (Detail) S/ in Thousands	Dec. 31, 2021 PEN (S/) thousands	Dec. 31, 2020 PEN (S/) thousands
Disclosure Of Contractual Cash flows Due To Rescheduled Loans [Line Items]
Customers | thousands	12	400
Rescheduled balances	S/ 1,974,180	S/ 10,489,296
Impairment	S/ 23,566	S/ 134,376
Commercial loans [member]
Disclosure Of Contractual Cash flows Due To Rescheduled Loans [Line Items]
Customers | thousands	2	5
Rescheduled balances	S/ 1,392,761	S/ 2,593,219
Impairment	S/ 14,003
Consumer loans [member]
Disclosure Of Contractual Cash flows Due To Rescheduled Loans [Line Items]
Customers | thousands	10	370
Rescheduled balances	S/ 581,419	S/ 4,727,904
Impairment	S/ 9,563	S/ 115,274
Mortgage loans [member]
Disclosure Of Contractual Cash flows Due To Rescheduled Loans [Line Items]
Customers | thousands		15
Rescheduled balances		S/ 2,806,953
Impairment		S/ 19,102
Small and micro-business loans [member]
Disclosure Of Contractual Cash flows Due To Rescheduled Loans [Line Items]
Customers | thousands		10
Rescheduled balances		S/ 361,220